Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Table]
Total exposure	$ 109,156	$ 113,718	$ 108,284
Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 105,171	$ 107,286	$ 106,840
ECL coverage	0.18%	0.21%	0.18%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,860	$ 7,972	$ 9,123
ECL coverage	0.04%	0.03%	0.03%
Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 10,336	$ 10,787	$ 8,766
ECL coverage	0.11%	0.09%	0.09%
Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 17,196	$ 18,759	$ 17,889
ECL coverage	0.08%	0.07%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 30,750	$ 31,774	$ 32,748
ECL coverage	0.36%	0.43%	0.34%
Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7,301	$ 7,512	$ 8,077
ECL coverage	0.45%	0.48%	0.38%
Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 38,051	$ 39,286	$ 40,826
ECL coverage	0.37%	0.44%	0.35%
Total | Lombard loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,931	$ 13,761	$ 14,438
ECL coverage	0.01%	0.01%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9,162	$ 9,398	$ 9,466
ECL coverage	0.07%	0.07%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,615	$ 2,960	$ 3,262
ECL coverage	0.04%	0.04%	0.04%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,668	$ 10,739	$ 12,153
ECL coverage	0.11%	0.16%	0.15%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 8,548	$ 12,384	$ 8,806
ECL coverage	0.11%	0.09%	0.15%
Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 49,924	$ 49,241	$ 48,126
ECL coverage	0.07%	0.08%	0.09%
Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.17%	0.17%	0.17%
Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.03%	0.03%
Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.11%	0.09%	0.09%
Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.08%	0.07%	0.06%
Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.35%	0.35%	0.35%
Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.36%	0.36%	0.30%
Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.35%	0.35%	0.34%
Positions that are not credit impaired | Total | Lombard loans
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%	0.00%
Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.07%	0.07%
Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.04%	0.04%
Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.11%	0.16%	0.15%
Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.08%	0.06%	0.07%
Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.07%	0.07%
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 103,217	$ 107,482	$ 101,971
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 99,232	$ 101,049	$ 100,527
ECL coverage	0.11%	0.12%	0.12%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,658	$ 7,733	$ 8,798
ECL coverage	0.03%	0.03%	0.03%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 10,126	$ 10,499	$ 8,481
ECL coverage	0.06%	0.06%	0.07%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,784	$ 18,232	$ 17,278
ECL coverage	0.05%	0.05%	0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 27,581	$ 28,206	$ 28,981
ECL coverage	0.23%	0.24%	0.25%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,603	$ 6,693	$ 7,276
ECL coverage	0.23%	0.23%	0.19%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 34,184	$ 34,899	$ 36,258
ECL coverage	0.23%	0.24%	0.24%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Lombard loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,927	$ 13,761	$ 14,438
ECL coverage	0.00%	0.00%	0.00%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 8,725	$ 8,941	$ 9,000
ECL coverage	0.05%	0.05%	0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,615	$ 2,960	$ 3,262
ECL coverage	0.04%	0.04%	0.04%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,151	$ 10,141	$ 11,784
ECL coverage	0.07%	0.12%	0.12%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7,845	$ 12,115	$ 8,507
ECL coverage	0.08%	0.05%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 48,264	$ 47,918	$ 46,991
ECL coverage	0.05%	0.05%	0.05%
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,712	$ 5,922	$ 6,006
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,712	$ 5,922	$ 6,006
ECL coverage	1.15%	1.08%	1.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 199	$ 236	$ 276
ECL coverage	0.09%	0.07%	0.09%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 210	$ 287	$ 285
ECL coverage	2.32%	1.18%	0.88%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 409	$ 523	$ 562
ECL coverage	1.23%	0.68%	0.49%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,062	$ 3,384	$ 3,630
ECL coverage	1.36%	1.24%	1.10%
Lifetime expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 589	$ 700	$ 688
ECL coverage	1.78%	1.59%	1.51%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,651	$ 4,084	$ 4,318
ECL coverage	1.43%	1.30%	1.17%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Lombard loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 433	$ 453	$ 462
ECL coverage	0.36%	0.34%	0.34%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 517	$ 598	$ 369
ECL coverage	1.29%	0.83%	1.20%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 701	$ 265	$ 296
ECL coverage	0.05%	0.40%	0.30%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 1,651	$ 1,315	$ 1,127
ECL coverage	0.52%	0.58%	0.61%
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	$ 228	$ 314	$ 307
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 228	$ 314	$ 307
ECL coverage	6.44%	12.55%	4.86%
Lifetime expected credit losses | Credit-impaired positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 3	$ 49
ECL coverage	7.86%	2.41%	0.15%
Lifetime expected credit losses | Credit-impaired positions | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 3	$ 49
ECL coverage	7.86%	2.41%	0.15%
Lifetime expected credit losses | Credit-impaired positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 107	$ 183	$ 136
ECL coverage	3.68%	14.10%	0.01%
Lifetime expected credit losses | Credit-impaired positions | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 109	$ 119	$ 114
ECL coverage	6.49%	7.91%	5.85%
Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 216	$ 303	$ 250
ECL coverage	5.10%	11.66%	2.66%
Lifetime expected credit losses | Credit-impaired positions | Total | Lombard loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 4	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 4	$ 4
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2	$ 4	$ 4
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9	$ 8	$ 8
ECL coverage	0.00%	0.00%	0.00%